Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted EPS:

	Three Months Ended September 30		Nine Months Ended September 30
	2026	2025	2026	2025
Numerator
Net income (loss) attributable to equity shareholders of the Company	$(271)	$248	$(2)	$686

Denominator
Basic weighted average ordinary shares outstanding	551	555	552	555
Effect of potentially dilutive shares from employee equity plans	—	4	—	2
Diluted weighted average ordinary shares outstanding	551	559	552	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$(0.49)	$0.45	$—	$1.24
Diluted	$(0.49)	$0.44	$—	$1.23